Taxation - Summary of Income/(Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income/(loss) before income taxes - Non-PRC	$ (28,212)	$ (54,627)	$ (416)
Income/(Loss) before income taxes - PRC	(17,872)	(8,603)	5,680
Income/(loss) before income tax	$ (46,084)	$ (63,230)	$ 5,264